Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment
Note 3 - Property and Equipment

Property and equipment, net, consist of the following:

	December 31
	2011	2010
	US$ thousands	US$ thousands
Cost
Research and development equipment	1,326	1,292
Manufacturing equipment	560	530
Office furniture and equipment	1,232	1,255
Leasehold improvements	232	221
	3,350	3,298
Less accumulated depreciation
Research and development equipment	1,249	1,213
Manufacturing equipment	511	485
Office furniture and equipment	1,172	1,168
Leasehold improvements	179	172
	3,111	3,038

	239	260

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $128 thousand $168 thousand and $254 thousand, respectively.